LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
LOANS RECEIVABLE, NET [Abstract]
Loan Portfolios
Loans receivable represents loans granted to commercial and consumer customers. The Company monitors credit quality for all loans receivable on a recurring basis by evaluating the customer’s prior repayment history available internally and external sources information, where applicable. The Company uses delinquency status and trends to assist in making new and ongoing credit decisions, and to plan our collection practices and strategies. The following table presents the loans receivable by each of the loan portfolio:

	December 31,
	2019 $	2020 $

Commercial	–	183,710
Consumer	–	259,860
	–	443,570
Allowance for credit losses	–	(40,484)
	–	403,086

Summary of Delinquency Status of Loans Receivable by Year of Origination
The following table is a summary of the delinquency status of the loans receivable by year of origination:

	As of December 31, 2020
	Year of origination
Commercial	2020 $	2019 $	2018 $	2017 $	2016 $	Prior $	Total $
Delinquency:
Current	121,586	22,746	11,949	11,354	2,554	361	170,550
Past due
- Less than 30 days	4,188	358	243	263	11	1	5,064
- 31 to 60 days	2,420	399	112	77	39	2	3,049
- 61 to 90 days	1,363	–	250	175	12	–	1,800
- More than 90 days	2,024	356	429	144	96	198	3,247
	131,581	23,859	12,983	12,013	2,712	562	183,710

Consumer
Delinquency:
Current	208,380	16,812	12,792	7,554	1,883	60	247,481
Past due
- Less than 30 days	2,609	638	896	140	62	–	4,345
- 31 to 60 days	986	1,019	1,890	759	179	–	4,833
- 61 to 90 days	901	206	237	74	40	–	1,458
- More than 90 days	1,088	261	111	47	69	167	1,743
	213,964	18,936	15,926	8,574	2,233	227	259,860

Loans Receivable's Allowance for Credit Losses
An analysis of the loans receivable’s allowance for credit losses by portfolio segment is as follows:

	Commercial $	Consumer $	Total $
Balance at January 1, 2018, December 31, 2018 and December 31, 2019	–	–	–
Acquisition of subsidiaries	17,056	9,354	26,410
Charged to expenses	26,063	25,005	51,068
Write-off of loans receivable	(14,801)	(22,575)	(37,376)
Exchange differences	6	376	382
Balance at December 31, 2020	28,324	12,160	40,484